Eric C. Jensen

+1 650 843 5049

ejensen@cooley.com

January 26, 2017

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Ivan Griswold, Attorney-Advisor
Barbara C. Jacobs, Assistant Director

Re:	Snap Inc.
Draft Registration Statement on Form S-1
Submitted January 3, 2017
CIK No. 0001564408

Ladies and Gentlemen:

On behalf of Snap Inc. (the “Company”), we are writing in response to comments (the “Comments”) received from the staff of the U.S. Securities and Exchange Commission’s Division of Corporation Finance (the “Staff”) by letter dated January 18, 2017 with respect to the Company’s Draft Registration Statement on Form S-1, confidentially submitted on January 3, 2017. The Company is concurrently confidentially submitting a revised Draft Registration Statement on Form S-1, which includes changes that reflect the Comments (the “Registration Statement”).

Below are the Company’s responses to the Comments. The numbered paragraphs correspond to the numbering of the Comments, which for your convenience we have incorporated into this letter. Page references in the text of the Company’s responses correspond to the page numbers of the revised Registration Statement.

Risk Factors, page 13

1.

Given that the Class A common stock is non-voting, it appears that the company and its shareholders may not be subject to certain provisions of the federal securities laws. Please advise and revise to add a risk factor discussing the resulting impact on investors. For example, discuss whether shareholders will be required to file reports under Sections 13(d), 13(g) and 16 under the Exchange Act.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 37 of the Registration Statement.

Description of Capital Stock

Conversion, page 154

2.

We note your response to prior comment 10 and note that investors, by purchasing a security that is convertible only at the option of other classes, are in effect also deciding to accept the other security. As Class A investors would not have a later investment decision to make with regard to the Class B shares, please register the Class B shares that they might receive or provide your analysis as to why no registration is required. For guidance refer to Compliance and Disclosure Interpretations Securities Act Sections Question 103.04.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company’s certificate of incorporation that will be in effect after this offering will not provide for the conversion of Class A common stock into Class B common stock. The Company has revised the disclosures throughout the Registration Statement to remove references to the conversion of Class A common stock into Class B common stock.

Cooley LLP 3175 Hanover Street Palo Alto, CA 94304-1130

t: (650) 843-5000 f: (650) 849-7400 cooley.com

United States Securities and Exchange Commission

January 26, 2017

Page Two

3.

Your revised disclosure states that because your Class B common stock will not be publicly traded and an active trading market may never develop or be sustained, any Class B common stock will need to convert to Class A common stock to be publicly traded. Given the disclosure is included within the context of the automatic conversion of Class A to Class B, it suggests that Class A common stock could continue to be listed on an exchange after voting to convert the Class A shares. Revise to clarify what, if any, securities would continue to be listed on an exchange in such an event.

The Company respectfully acknowledges the Staff’s comment and refers the Staff to its response to Comment 2.

Where you can find additional information, page 175

4.

Please tell us whether the proxy statements that you file with the Commission, and deliver to holders of shares of Class A common stock, will contain at least the information specified by Schedule 14C, and revise your disclosure accordingly. Additionally, please disclose that you will comply with the provisions of Regulation 14C.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that it believes that the holders of the Company’s Class A common stock will not typically be entitled to the information statement called for by Regulation 14C because only Class A common stock is registered pursuant to Section 12 of the Exchange Act. Regulation 14C of the Exchange Act sets forth information required under Rule 14c-2 to be delivered to any security holder who is entitled to vote or consent with respect to any matter to be acted upon, whether or not a proxy or consent is solicited. Since the Class A common stock is not entitled to vote or consent with respect to the election of directors or other matters, the Company respectfully submits that Regulation 14C will not apply to most matters. That said, if applicable law required a vote by the Class A common stock, then the Company acknowledges that Regulation 14C would apply and that the Company would follow its mandates. Moreover, any proxy or information statements that the Company prepares for distribution to holders of Class B and Class C common stock will comply with applicable law, will be filed with the SEC on Form 8-K or any other Exchange Act filing where available, and will be delivered to holders of Class A common stock. The Company has revised the disclosures on pages 37 and 178 of the Registration Statement.

Please contact me at (650) 843-5049 with any questions or further comments regarding the responses to the Staff’s Comments.

Sincerely,

/s/ Eric C. Jensen

Eric C. Jensen

cc:	Evan Spiegel, Snap Inc.
Chris Handman, Snap Inc.
Atul Porwal, Snap Inc.
David Peinsipp, Cooley LLP
Seth J. Gottlieb, Cooley LLP
Alex K. Kassai, Cooley LLP
Rick Kline, Goodwin Procter LLP
An-Yen Hu, Goodwin Procter LLP